Short-term Investments and Fair Value of Financial Instruments (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Short-term Investments and Fair Value of Financial Instruments [Abstract]
Short-term investments		$ 6,100,000
Number of levels	3
Assets:
Cash and cash equivalents	1,374,000	9,244,000
Short-term investments	0	6,066,000
Total fair value of assets	1,374,000	15,310,000
Liabilities:
Embedded derivative liability of Demand Notes	310,000
Derivative Financial Instruments, Liabilities [Member]
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance at December 31, 2011	0
Record derivative liability	310,000
Balance at September 30, 2012	310,000
Warrant liability [Member]
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance at December 31, 2011	2,511,000
Change in fair value of warrant liability	(367,000)
Balance at September 30, 2012	2,144,000
Warrant liability [Member]
Liabilities:
Warrant liability	2,454,000	2,511,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	1,374,000	9,244,000
Short-term investments	0	6,066,000
Total fair value of assets	1,374,000	15,310,000
Liabilities:
Embedded derivative liability of Demand Notes	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0	0
Short-term investments	0	0
Total fair value of assets	0	0
Liabilities:
Embedded derivative liability of Demand Notes	0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0	0
Short-term investments	0	0
Total fair value of assets	0	0
Liabilities:
Embedded derivative liability of Demand Notes	310,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Warrant liability	$ 2,454,000	$ 2,511,000